CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 410,884	$ 3,589,318
Accounts receivable, net	7,125	5,584
Inventories, net	138,370	126,071
Prepaid expenses	107,969	100,730
Marketable securities	43,548	24,660
Deposits – current portion	63,181	0
Total Current Assets	771,077	3,846,363
Property and equipment, net	71,710	60,485
Operating lease right-of-use asset	37,658	108,270
Deposits	0	65,195
Total Assets	880,445	4,080,313
Current Liabilities:
Accounts payable and accrued liabilities	685,104	702,065
Other current liabilities	0	68,204
Lease liability, current portion	20,534	106,706
Total Current Liabilities	705,638	876,975
Non-Current Liabilities:
Lease liability, less current portion	0	8,114
Total Non-Current Liabilities	0	8,114
Total Liabilities	705,638	885,089
Contingencies
Stockholders' Equity:
Common stock, par value $0.001 per share, 15,000,000 shares authorized; 7,386,705 and 7,153,647 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	7,387	7,154
Treasury stock at cost (58,038 and 348,968 shares held at September 30, 2025 and December 31, 2024, respectively)	(249,676)	(1,055,592)
Additional paid-in capital	30,105,018	30,025,587
Shares to be issued, common shares	52,733	25,573
Accumulated deficit	(29,705,709)	(25,782,308)
Accumulated other comprehensive loss	(34,946)	(25,190)
Total Stockholders' Equity	174,807	3,195,224
Total Liabilities and Stockholders' Equity	$ 880,445	$ 4,080,313